Investment in Joint Venture (Detail Textuals)	1 Months Ended		12 Months Ended
	Nov. 18, 2019	Mar. 29, 2019	Dec. 31, 2019 CAD ($) Square_feet	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2019 CAD ($)
Disclosure of joint ventures [line items]
Goods and Service Tax			$ 30,511,461	$ 8,371,895	$ 2,298,874
Interest rate			5.00%
Village Farms [Member]
Disclosure of joint ventures [line items]
Cash contributed in joint venture			$ 18,400,000
Area Of Property For Cannabis Operation | Square_feet			1.1
Investments In Joint Ventures Accounted For Using Equity Method During Period			$ 25,000,000
Pure Sunfarms [Member]
Disclosure of joint ventures [line items]
Amortization expense			$ 1,885,636	275,589
Proportion of ownership interest in joint venture	50.00%		46.47%
Cash contributed in joint venture			$ 16,000,000	20,000,000
Amount of demand loan given to joint ventures				$ 13,000,000
Interest rate of demand loan given to joint ventures				6.20%
Percentage of supply provision		25.00%	40.00%
Investments In Joint Ventures Accounted For Using Equity Method During Period			$ 19,060,000
Amount of obligation						$ 5,900,000
Amount held in Escrow						$ 5,940,000
Other expenses			7,774,020
Goods and Service Tax			356,865
Promissory Note principal amount			$ 952,237
Interest rate			6.20%
Amount of loans receivables			$ 13,000,000
Accrued interest			1,061,745
Loss on Settlement of principal and interest receivable			$ 5,930,860